Business Combinations (Acquisition of the RaidCall Business, Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 24, 2013 TalkTalk [Member]	Dec. 31, 2013 TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests				62.50%
Cash consideration				$ 47,627,000
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk				27,600,000
Cash consideration, invested in ordinary shares newly issued by TalkTalk				20,000,000
Charges for impairment of acquired intangible assets	3,600,000	8,600,000	1,300,000		0
Goodwill	180,252,000	134,921,000		33,740,000
Measurement period adjustment					$ 0